SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Jul. 17, 2017
Summary Of Accounting Policies [Line Items]
Cash and cash equivalents, maturities	three months or less	three months or less
Time deposits, maturity	greater than three months but less than a year	greater than three months but less than a year
Impairment of goodwill	$ 18,638	¥ 129,752	¥ 0	¥ 0
Advertising costs	70	500	2,400	1,000
Other than Temporary Impairment Losses, Investments	3,211	22,353	149,896	28,781
Account Handling Expenses	400	2,900	6,800	2,900
Server Leasing and Maintenance Expenses	600	4,200	6,100	8,200
Lottery insurance expenses	1,400	9,900	20,400	7,000
Platform Fee	900	6,600	12,100	4,500
Regulatory and compliance Fees	200	1,600	2,000	600
Amortization of intangible assets	4,219	¥ 29,369	32,910	26,102
Operating lease liabilities	6,945				¥ 48,347	¥ 61,636
Corresponding right-of-use assets	$ 5,258				36,607	54,275
Cumulative effect to retained earnings or other components of equity recognized						¥ 0
Income Tax Examination, Likelihood of Unfavorable Settlement	tax position if a tax return position or future tax position is "more likely than not" to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement	tax position if a tax return position or future tax position is "more likely than not" to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Amortization of intangible assets	$ 4,100	¥ 28,400	31,500	13,700
Accrued Expenses and Other Current Liabilities [Member]
Summary Of Accounting Policies [Line Items]
Advance from customers balance	720			4,477	¥ 5,012		$ 8,283
Deferred revenue	$ 1,190	8,283	4,477
China, Yuan Renminbi
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.9618				6.9618
United States of America, Dollars
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.9618				6.9618
Euro Member Countries, Euro
Summary Of Accounting Policies [Line Items]
Currency exchange rate								7.7514
Multi Group [Member]
Summary Of Accounting Policies [Line Items]
Currency exchange rate								7.7514
Impairment of goodwill	$ 18,638	129,752
Impairment of intangible assets	$ 26,120	¥ 181,845	¥ 0	¥ 0